Depreciation, Amortization And Impairment	12 Months Ended
Dec. 31, 2022
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation, amortization and impairment
8.	Depreciation, amortization and impairment
Depreciation, amortization and impairment expenses incurred during the years ended 31 December 2022, 2021 and 2020 are as follows (in thousands):

	2022	2021	2020
Depreciation and impairment of property, plant and equipment (see Note 12)	9,807	10,666	10,363
Depreciation of right of use assets (see Note 13)	9,869	8,699	7,188
Amortization and impairment of intangible assets (see Note 15)	3,488	4,916	1,010

	23,164	24,281	18,561

Depreciation, amortization and impairment expense is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows (in thousands):

	2022	2021	2020
Cost of product revenue	10,053	—	—
Research and development expenses	9,757	21,764	16,358
General and administrative expenses	3,354	2,517	2,203

Total depreciation, amortization and impairment expense	23,164	24,281	18,561